                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05689

                  Morgan Stanley Municipal Premium Income Trust
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices) (Zip code)

                                Ronald E. Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: May 31, 2007

Date of reporting period: February 28, 20007

ITEM 1. SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY MUNICIPAL PREMIUM INCOME TRUST
PORTFOLIO OF INVESTMENTS FEBRUARY 28, 2007 (unaudited)

PRINCIPAL
AMOUNT IN                                                                              COUPON    MATURITY
THOUSANDS                                                                               RATE       DATE         VALUE
----------                                                                             ------    --------   ------------
             TAX-EXEMPT MUNICIPAL BONDS (160.9%)
             General Obligation (8.9%)
$    3,000   California, Various Purpose Dtd 12/01/05                                    5.00%   03/01/27   $  3,207,480
     4,000   California, Refg Dtd 11/01/06**                                             4.50    10/01/36      4,023,100
     2,500   Chicago Park District, Illinois, 2004 Ser A (Ambac)                         5.00    01/01/28      2,650,225
       385   Du Page County Community Unit School District #200, Illinois,
                Ser 2003 B (FSA)                                                         5.25    11/01/21        415,030
     5,000   Charleston County School District, South Carolina, Ser 2004                 5.00    02/01/22      5,344,900
----------                                                                                                  ------------
    14,885                                                                                                    15,640,735
----------                                                                                                  ------------
             Educational Facilities Revenue (8.1%)
     2,500   University of Alabama, Ser 2004 A (MBIA)                                    5.25    07/01/20      2,720,200
     2,000   California Educational Facilities Authority, Mills College Ser 2005 A       5.00    09/01/34      2,098,880
     2,000   California Infrastructure & Economic Development Bank, The Scripps
                Research Institute Ser 2005 A                                            5.00    07/01/29      2,123,800
     2,000   Broward County Educational Facilities Authority, Florida, Nova
                Southeastern University Ser 2006 (AGC)                                   5.00    04/01/31      2,117,480
     5,000   Swarthmore Boro Authority, Pennsylvania, Swarthmore College Ser 2001        5.00    09/15/31      5,210,150
----------                                                                                                  ------------
    13,500                                                                                                    14,270,510
----------                                                                                                  ------------
             Electric Revenue (13.7%)
     8,000   Salt River Project Agricultural Improvement & Power District,
                Arizona, Ser 2002 B                                                      5.00    01/01/26      8,408,400
     1,550   Los Angeles Department of Water & Power, California, 2001 Ser A             5.00    07/01/24      1,583,015
     5,000   Orlando Utilities Commission, Florida, Water & Electric Ser 2001            5.00    10/01/22      5,287,150
     3,000   Long Island Power Authority, New York, Ser 2004 A (Ambac)                   5.00    09/01/34      3,182,520
     3,365   Intermountain Power Agency, Utah, Refg 1997 Ser B (MBIA)                    5.75    07/01/19      3,453,937
     2,000   Grant County Public Utility District #2, Washington, Wanapum                5.00    01/01/34      2,114,760
                Hydroelectric 2005 Ser A (FGIC)
----------                                                                                                  ------------
    22,915                                                                                                    24,029,782
----------                                                                                                  ------------
             Hospital Revenue (17.6%)
     2,000   Glendale Industrial Development Authority, Arizona, John C Lincoln
                Health Ser 2005 B                                                        5.00    12/01/37      2,059,900
     1,000   Washington County, Arkansas, Washington Regional Medical
                Center Ser 2005 A                                                        5.00    02/01/35      1,030,970
     1,000   California Statewide Community Development Authority,
                Huntington Memorial Hospital Ser 2005                                    5.00    07/01/27      1,058,640
     3,000   Indiana Health & Educational Facility Financing Authority, Clarian
                Health Ser 2006 A                                                        5.25    02/15/40      3,186,000
     2,000   Indiana Health Facilities Financing Authority, Clarian Community Health
                Ser 2005 A (Ambac)                                                       5.00    05/01/35      2,113,180
     1,500   Lawrence Memorial Hospital, Kansas Ser 2006                                5.125    07/01/36      1,581,300
             Louisiana Public Facilities Authority,
     2,000      Ochsner Clinic Ser 2002                                                  5.50    05/15/32      2,129,320
     3,000      Baton Rouge General Medical Center-FHA Insured Mtge
                Ser 2004 (MBIA)                                                          5.25    07/01/33      3,217,620
             Maryland Health & Higher Educational Facilities Authority,
     1,000      Johns Hopkins Hospital Ser 2003                                          5.00    11/15/28      1,056,200
     3,500   Kent Hospital Finance Authority, Michigan, Metropolitan Hospital
                Ser 2005 A                                                               6.25    07/01/40      3,933,475
     3,000   Michigan Hospital Finance Authority, Henry Ford Health System
                Refg Ser 2006 A                                                          5.25    11/15/46      3,197,400
     1,100   Glencoe, Minnesota, Glencoe Regional Health Ser 2005                        5.00    04/01/31      1,136,916
     2,000   New York State Dormitory Authority, Montefiore Hospital - FHA
                Insured Mtge Ser 2004 (FGIC)                                             5.00    08/01/29      2,129,740
     3,000   Johnson City Health & Educational Facilities Board, Tennessee,              5.50    07/01/36      3,233,670
                Mountain States Health Alliance Ser 2006 A
----------                                                                                                  ------------
    29,100                                                                                                    31,064,331
----------                                                                                                  ------------
             Industrial Development/Pollution Control Revenue (14.4%)
     3,905   Pima County Industrial Development Authority, Arizona, Tucson
                Electric Power Co Refg Ser 1988 A (FSA)                                  7.25    07/15/10      4,014,262
             New York City Industrial Development Agency, New York,
     4,000      American Airlines Inc Ser 2005 (AMT)                                     7.75    08/01/31      4,870,640
     8,000      Brooklyn Navy Yard Cogeneration Partners LP Ser 1997 (AMT)               5.65    10/01/28      8,103,360
     2,000      7 World Trade Center, LLC Ser A                                          6.25    03/01/15      2,128,760
     4,000   Tennessee Energy Acquisition Corporation, Ser 2006 A**                      5.25    09/01/19      4,477,860
     1,500   Brazos River Authority, Texas, TXU Electric Co Refg Ser 1999 A (AMT)        7.70    04/01/33      1,724,850
----------                                                                                                  ------------
    23,405                                                                                                    25,319,732
----------                                                                                                  ------------
             Mortgage Revenue - Multi-Family (0.2%)
       320   Minnesota Housing Finance Agency, Rental 1995 Ser D (MBIA)                  6.00    02/01/22        322,637
----------                                                                                                  ------------

             Mortgage Revenue - Single Family  (1.6%)
       115   Colorado Housing & Finance Authority, Ser 1997 A-2 (AMT)                    7.25    05/01/27        115,652
     2,430   Maryland Department of Housing and Community Development
                Administration, Ser 2006 P (AMT) (WI)                                   4.625    09/01/31      2,449,586
       155   Missouri Housing Development Commission, Homeownership                      7.10    09/01/27        158,982
                1996 Ser D (AMT)
----------                                                                                                  ------------
     2,700                                                                                                     2,724,220
----------                                                                                                  ------------
             Public Facilities Revenue  (6.2%)
     1,000   Jefferson County, Alabama, School Ser 2004 A                                5.50    01/01/22      1,096,160
     1,000   Kern County Board of Education, California, Refg 2006 Ser A
                COPs (MBIA)                                                              5.00    06/01/31      1,071,480
             Fort Collins, Colorado,
     2,040      Ser 2004 A COPs (Ambac)                                                 5.375    06/01/21      2,233,208
     2,155      Ser 2004 A COPs (Ambac)                                                 5.375    06/01/22      2,357,678
     1,500   Oregon Department of Administrative Services, Ser 2005 B COPs
                (FGIC)                                                                   5.00    11/01/21      1,617,510
     2,400   Goat Hill Properties, Washington, Governmental Office Ser 2005 (MBIA)       5.00    12/01/33      2,529,912
----------                                                                                                  ------------
    10,095                                                                                                    10,905,948
----------                                                                                                  ------------
             Recreational Facilities Revenue  (4.3%)
     2,000   Denver Convention Center Hotel Authority, Colorado,
                Refg Ser 2006 (XLCA)                                                     5.00    12/01/30      2,136,680
     3,000   District of Columbia Ballpark, Ser 2006 B-1 (FGIC)                          5.00    02/01/31      3,198,870
     2,000   New York City Industrial Development Agency, Yankee                         5.00    03/01/46      2,138,280
                Stadium Ser 2006 (FGIC)
----------                                                                                                  ------------
     7,000                                                                                                     7,473,830
----------                                                                                                  ------------
             Retirement & Life Care Facilities Revenue  (3.7%)
     1,400   Colorado Health Facilities Authority, Adventist/Sunbelt Ser 2006 D          5.25    11/15/35      1,497,146
     1,000   St Johns County Industrial Development Authority, Florida,
                Glenmoor Ser 2006 A                                                      5.25    01/01/26      1,019,050
             Bexar County, Texas,
       555      Health Facilities Development Corp.                                      5.00    07/01/27        579,115
       735      Health Facilities Development Corp.                                      5.00    07/01/33        761,997
       580      Health Facilities Development Corp.                                      5.00    07/01/37        599,853
     1,000   Lubbock Health Facilities Development Corporation, Texas,
                Carillon Senior Life Care Ser 2005 A                                    6.625    07/01/36      1,058,530
             Maryland Health & Higher Educational Facilities Authority,
     1,000      King Farm Presbyterian Community 2006 Ser B                              5.00    01/01/17      1,003,950
----------                                                                                                  ------------
     6,270                                                                                                     6,519,641
----------                                                                                                  ------------
             Tax Allocation Revenue  (1.2%)
     2,000   Fenton, Missouri, Gravois Bluffs Refg Ser 2006                              4.50    04/01/21      2,020,620
----------                                                                                                  ------------
             Tobacco Revenue (6.0%)
     2,000   Northern Tobacco Securitization Corporation, Alaska, Ser 2006 A             5.00    06/01/46      1,967,720
     3,000   Tobacco Settlement Authority, Iowa, Ser 2005 C                              5.50    06/01/42      3,146,760
             Tobacco Settlement Financing Corporation, New Jersey,
     3,000      Ser 2007 1A                                                             4.625    06/01/26      2,895,900
     3,000      Ser 2007 1B                                                              0.00    06/01/41        445,740
     2,000   Nassau County Tobacco Settlement Corporation, New York,                    5.125    06/01/46      2,065,340
                Ser 2006 A-3
----------                                                                                                  ------------
    13,000                                                                                                    10,521,460
----------                                                                                                  ------------
             Transportation Facilities Revenue  (26.7%)
     3,000   Florida, Department of Transportation, Ser 2002 A (MBIA)                    5.00    07/01/25      3,171,570
     2,500   Miami-Dade County, Florida, Miami Int'l Airport, Ser 2000 B (FGIC)          5.75    10/01/24      2,681,350
             Georgia Road & Tollway Authority,
     2,000      Ser 2004                                                                 5.00    10/01/22      2,130,320
     3,000      Ser 2004                                                                 5.00    10/01/23      3,191,880
             Chicago, Illinois, Chicago-O'Hare Int'l Airport
     5,000      Ser 1996 A                                                              5.625    01/01/12      5,057,500
     4,000      3rd Lien Ser 2005 A (MBIA)                                               5.25    01/01/26      4,376,880
     4,000   Massachusetts Turnpike Authority, Metropolitan Highway 1997
                Ser A (MBIA)**                                                           5.00    01/01/37      4,070,140
     5,000   New Jersey Turnpike Authority, Ser 2003 A (Ambac)                           5.00    01/01/30      5,283,100
     3,000   Metropolitan Transportation Authority, New York, State Service
                Contract Refg Ser 2002 B (MBIA)                                          5.50    07/01/20      3,264,720
     3,000   Triborough Bridge & Tunnel Authority, New York, Refg Ser 2002 B             5.25    11/15/19      3,238,140
     2,000   Pennsylvania Turnpike Commission, Ser R 2001 (Ambac)                        5.00    12/01/30      2,104,100
     3,000   Rhode Island Economic Development Corporation, Airport
                2005 Ser C (MBIA)                                                        5.00    07/01/28      3,194,430
     1,000   Harris County, Texas, Toll Road Sr Lien Ser 2005 A (FSA)                    5.25    08/15/35      1,042,340
     4,010   Port of Seattle, Washington, Passenger Fac Ser A (MBIA)**                   5.00    12/01/23      4,114,680
----------                                                                                                  ------------
    44,510                                                                                                    46,921,150
----------                                                                                                  ------------

             Water & Sewer Revenue (27.6%)
     2,000   Camarillo Public Finance Authority, California, Wastewater
                Ser 2005 (Ambac)                                                         5.00    06/01/36      2,138,180
     3,000   Los Angeles Department of Water & Power, California, Water
                2004 Ser C (MBIA)                                                        5.00    07/01/25      3,201,870
     3,000   Oxnard Financing Authority, California, Wastewater 2004 Ser A (FGIC)        5.00    06/01/29      3,184,290
     3,000   San Diego County Water Authority, California, Ser 2004 A COPs (FSA)         5.00    05/01/29      3,197,580
     2,460   JEA, Florida, Water & Sewer, Sub-second Crossover Ser (MBIA)                5.00    10/01/24      2,627,083
     3,000   Atlanta, Georgia, Water & Wastewater Ser 1999 A (FGIC)                      5.50    11/01/22      3,495,270
     4,000   Augusta, Georgia, Water & Sewerage Ser 2000 (FSA)                           5.25    10/01/22      4,223,680
     3,215   Louisville & Jefferson County Metropolitan Sewer District,
                Kentucky, Ser 2001 A (MBIA)                                             5.375    05/15/22      3,454,067
     3,000   Las Vegas Water District, Nevada, Impr and Refg Ser 2003 A (FGIC)           5.25    06/01/22      3,213,300
     2,000   Passaic Valley Sewerage Commissioners, New Jersey, Ser F (FGIC)             5.00    12/01/19      2,141,140
     1,675   Cleveland, Ohio, Waterworks Impr & Refg 1998 Ser I (FSA)                    5.00    01/01/23      1,706,239
     5,000   Austin, Texas, Water & Wastewater Refg Ser 2001 A+B (FSA)**                5.125    05/15/27      5,174,240
    10,000   Houston, Texas, Combined Utility Refg 2004 Ser A (FGIC)                     5.25    05/15/23     10,821,600
----------                                                                                                  ------------
    45,350                                                                                                    48,578,539
----------                                                                                                  ------------
             Other Revenue (13.1%)
     5,000   California Economic Recovery, Ser 2004 A++                                  5.00    07/01/16      5,274,700
             Golden State Tobacco Securitization Corporation, California,
     2,000      Enhanced Asset Backed Ser 2005 A (Ambac)                                 5.00    06/01/29      2,087,600
     2,000      Enhanced Asset Backed Ser 2005 A                                         5.00    06/01/45      2,089,960
     2,000   New Jersey Economic Development Authority, Cigarette Tax Ser 2004           5.75    06/15/29      2,171,760
     2,000   New York City Transitional Finance Authority, New York,
                Refg 2003 Ser A                                                          5.50+++ 11/01/26      2,149,140
     8,000   New York State Local Government Assistance Corporation,
                Refg Ser 1997 B (MBIA)                                                   5.00    04/01/21      8,192,480
     1,000   Philadelphia, Pennsylvania, Gas Works Eighteenth Ser (AGC)                  5.25    08/01/20      1,083,260
----------                                                                                                  ------------
    22,000                                                                                                    23,048,900
----------                                                                                                  ------------
             Refunded (7.6%)
     1,340   Missouri Health & Educational Facilities Authority, Missouri, Baptist
                Medical Center Refg Ser 1989 (ETM)                                      7.625    07/01/18      1,572,959
     4,000   Montgomery County, Ohio, Franciscan Medical Center - Dayton Ser 1997        5.50    07/01/10+     4,155,960
     5,000   Lehigh County General Purpose Authority, Pennsylvania, St Luke's           5.375    08/15/33      5,440,050
                of Bethlehem Hospital Ser A 2003
     2,000   Pennsylvania, First Ser 2003 (MBIA)**                                       5.00    01/01/13+     2,139,170
----------                                                                                                  ------------
    12,340                                                                                                    13,308,139
----------                                                                                                  ------------
   269,390   TOTAL TAX-EXEMPT MUNICIPAL BONDS (Cost $269,916,407)                                            282,670,174
----------                                                                                                  ------------
             SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATION (3.8%)
     3,200   Illinois Health Facilities Authority, Northwestern Memorial Hospital
                Ser 2004 B Subser 2004 B-2 (Demand 03/01/07)                             3.65*   08/01/26      3,200,000
       400   Michigan State University, Ser 2002 A (Demand 03/01/07)                     1.00*   08/15/32        400,000
     3,100   Missouri Health & Educational Facilities Authority,                         3.54*   10/01/35      3,100,000
                Saint Louis University Ser 2006 A (MBIA) (Demand 03/01/07)
----------                                                                                                  ------------
     6,700   TOTAL SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATION (Cost $6,700,000)                                6,700,000
----------                                                                                                  ------------
   276,090   TOTAL INVESTMENTS (Cost $276,616,407)                                                           289,370,174
----------                                                                                                  ------------
   (17,010)  FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES HELD (-9.7%)
----------
             Notes with interest rates ranging from 3.65% to 3.70% at February 28,
                2007 and contractual maturities of collateral ranging from
                01/01/19 to 01/01/37++++ (c) (Cost ($17,010,000))                                            (17,010,000)
                                                                                                            ------------
$  259,080   TOTAL NET INVESTMENTS (Cost $259,606,407) (a) (b)                                      155.0%   272,360,174
==========
             OTHER ASSETS IN EXCESS OF LIABILITIES
                                                                                                      1.9      3,358,480
             PREFERRED SHARES OF BENEFICIAL INTEREST                                                (56.9)  (100,067,278)
                                                                                                 --------   ------------
             NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                                           100.0%  $175,651,376
                                                                                                 ========   ============

----------
Note: The categories of investments are shown as a percentage of net assets applicable to common shareholders.

AMT  Alternative Minimum Tax.

COPs Certificates of Participation.

ETM  Escrowed to Maturity.

WI   Security purchased on a when-issued basis.

*    Current coupon of variable rate demand obligation.

**   Underlying security related to inverse floaters entered into by the Fund.

+    Refunded to call date shown.

++ A portion of this security has been physically segregated in connection with open futures contracts in an amount equal to $65,00.

+++ Security is a "step-up" bond where the coupon increases on predetermined future date.

++++ Floating rate note obligations related to securities held. The interest rate shown reflects the rate in effect at February 28, 2007.

(a) Securities have been designated as collateral in an amount equal to $8,126,129 in connection with open futures, open interest rate swap contracts and the purchase of a when - issued security.

(b) The aggregate cost for federal income tax purposes is approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $12,765,773 and the aggregate gross unrealized depreciation is $12,006, resulting in net unrealized appreciation of $12,753,767.

(c) Floating Rate Note Obligations Related to Securities Held - The Fund enters into transactions in which it transfers to Dealer Trusts ("Dealer Trusts"), fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts' assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The Fund enters into shortfall agreements with the Dealer Trusts which commit the Fund to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts. The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund's investment assets, and the related floating rate notes reflected as Fund liabilities. The notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. At February 28, 2007, Fund investments with a value of $23,999,190 are held by the Dealer Trusts and serve as collateral for the $17,010,000 in floating rate note obligations outstanding at that date. Contractual maturities of the floating rate note obligations and interest rates in effect at February 28, 2007 are presented in the "Portfolio of Investments".

Bond Insurance:

   AGC          Assured Guaranty Corporation.
   Ambac        Ambac Assurance Corporation.
   Connie Lee   Connie Lee Insurance Company - A wholly owned subsidiary of
                   Ambac Assurance Corporation.
   FGIC         Financial Guaranty Insurance Company.
   FSA          Financial Security Assurance Inc.
   MBIA         Municipal Bond Investors Assurance Corporation.
   XLCA         XL Capital Assurance Inc.

FUTURES CONTRACTS OPEN AT FEBRUARY 28, 2007:

NUMBER OF                DESCRIPTION DELIVERY   UNDERLYING FACE    UNREALIZED
CONTRACTS   LONG/SHORT      MONTH AND YEAR      AMOUNT AT VALUE   APPRECIATION
---------   ----------   --------------------   ---------------   ------------
   75          Short     U.S. Treasury
                            Notes 10 Year         $(8,142,188)       $33,388
                                                                     =======
                                   March 2007

INTEREST RATE SWAP CONTRACT OPEN AT FEBRUARY 28, 2007:

                          NOTIONAL           PAYMENTS               PAYMENTS            TERMINATION    UNREALIZED
COUNTERPARTY            AMOUNT (000)       MADE BY FUND         RECEIVED BY FUND            DATE      APPRECIATION
---------------------   ------------   ------------------   -------------------------   -----------   ------------
J.P. Morgan Chase Co.      $10,000     Fixed Rate 3.6075%   Floating Rate BMA
                                                            (Bond Market Association)     05/25/17       $15,348
                                                                                                         =======

                        Geographic Summary of Investments
           Based on Market Value as a Percent of Total Net Investments

Alabama                  1.4%
Alaska                   0.7
Arizona                  5.3
Arkansas                 0.4
California              12.2
Colorado                 3.0
District of Columbia     1.2
Florida                  6.2
Georgia                  4.8
Illinois                 5.7
Indiana                  1.9
Iowa                     1.1
Kansas                   0.6
Kentucky                 1.3
Louisiana                2.0
Maryland                 1.7
Massachusetts            0.4
Michigan                 2.8
Minnesota                0.5
Missouri                 2.5
Nevada                   1.2
New Jersey               4.8
New York                15.2
Ohio                     2.2
Oregon                   0.6
Pennsylvania             5.5
Rhode Island             1.2
South Carolina           2.0
Tennessee                1.7
Texas                    6.5
Utah                     1.3
Washington               2.1
                       -----
   Total+              100.0%
                       =====

----------
+ Does not include open short futures contracts with an underlying face amount of $8,142,188, with unrealized appreciation of $33,388 and an interest rate swap contract with unrealized appreciation of $15,348.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to provide reasonable assurance that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's ("SEC") rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report. The Fund's principal executive officer and principal financial officer have also concluded that the Fund's disclosure controls and procedures designed to ensure that information required to be disclosed by the Fund in this Form N-Q is accumulated and communicated to the Fund's management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure were effective.

Management of the Fund has determined that as of and prior to November 30, 2006, the Fund's fiscal quarter end period, the Fund had a deficiency in its internal control over financial reporting related to the review, analysis and determination of whether certain transfers of municipal securities qualified for sale accounting under the provisions of Statement of Financial Accounting Standards No. 140 "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities." Since November 30, 2006, and prior to the issuance of the Fund's quarterly schedule of portfolio holdings, management has revised its disclosure controls and procedures and its internal control over financial reporting in order to improve the controls' effectiveness to ensure that transactions in transfer of municipal securities are accounted for properly.

Management notes that other investment companies investing in similar investments over similar time periods had been accounting for such investments in a similar manner as the Fund. Accordingly, other investment companies are also concluding that there was a material weakness in their internal control over financial reporting of such investments. There was no impact to the net asset value of the Fund's shares or the Fund's total return for any period as a result of the changes in financial reporting of such investments.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting. However, as discussed above, subsequent to November 30, 2006, the Fund's internal control over financial reporting was revised.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Municipal Premium Income Trust


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
April 19, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
April 19, 2007


/s/ Francis Smith
-------------------------------------
Francis Smith
Principal Financial Officer
April 19, 2007


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